Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 2,094	$ 2,969
Marketable securities – InterCure Ltd.	1,627	3,158
Prepaid expenses and other current assets	85	110
Total current assets	3,806	6,237
NON-CURRENT ASSETS:
Fixed assets, net		1
Intangible assets	380	380
Non-current assets	380	381
Total assets	4,186	6,618
CURRENT LIABILITIES:
Accounts payable	187	231
NON-CURRENT LIABILITIES:
Warrants		1,054
Commitments
Share capital - ordinary shares of NIS 0.1 par value: Authorized - December 31, 2022 and 2021 - 1,450,000,000; Issued and outstanding - December 31, 2022 and 2021 - 544,906,149.	14,120	14,120
Additional paid in capital	146,326	146,326
Reserve from transactions with non-controlling interests	20	20
Accumulated deficit	(156,467)	(155,133)
Total equity	3,999	5,333
Total liabilities and equity	$ 4,186	$ 6,618